RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 15 - RESEARCH AND DEVELOPMENT EXPENSES, NET:

	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and related expenses	2,228	2,166	1,795
Subcontractors and consultants	344	374	631
Materials and laboratory expenses	223	316	252
Depreciation and amortization	197	255	287
Share based compensation	447	127	100
Travel expenses	87	50	42
Freight	33	30	23
Other	10	6	-
Reimbursement from paid pilots and proof of concept projects	(858)	(1,426)	(1,091)
Total	2,711	1,898	2,039